Share-based payments - Fair value of the restricted share units (Details) - Restricted Share Units Scheme	Dec. 31, 2022 CNY (¥) EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement
Number of restricted share units	36,232,094	16,552,829	1,751,702	2,306,000
September 2019
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 35.22
Number of restricted share units	204,503	545,383
January 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 16.18
Number of restricted share units	11,509	18,000
April 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 16.98
Number of restricted share units	45,008	82,500
July 2020
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 38.67
Number of restricted share units	1,502	17,250
June 2021, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 13.69
Number of restricted share units	248,043	503,076
June 2021, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 14.31
Number of restricted share units	7,502	226,000
June 2021, Three
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 14.93
Number of restricted share units	112,500	1,279,800
July 2021
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 15.16
Number of restricted share units	147,751	252,000
September 2021
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 5.53
Number of restricted share units	4,198,965	7,346,000
October 2021, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 5.25
Number of restricted share units	116,593	448,000
October 2021, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 3.91
Number of restricted share units		2,820
October 2021, Three
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 4.68
Number of restricted share units	3,973,655	5,832,000
January 2022, One
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.40
Number of restricted share units	126,862
January 2022, Two
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.41
Number of restricted share units	1,740,001
January 2022, Three
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 3.29
Number of restricted share units	567,700
January 2022, Four
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.64
Number of restricted share units	300,000
April 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 1.78
Number of restricted share units	130,000
July 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 2.72
Number of restricted share units	40,000
October 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 0.98
Number of restricted share units	80,000
December 2022
Disclosure of terms and conditions of share-based payment arrangement
Fair value of restricted share units | ¥	¥ 0.81
Number of restricted share units	24,180,000